CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 2,205	$ 4,225	$ 6,773
Accounts receivable, net of allowance for doubtful accounts of $3 at March 31, 2013 and $3 and $4 at December 31, 2012 and December 31, 2011	532	328	348
Inventory, net	371	262	45
Other current assets	92	86	66
Total Current Assets	3,200	4,901	7,232
Property and equipment, net	177	150	18
Other assets	624	44	58
Intangible assets, net of accumulated amortization	193	200	63
Goodwill	3,416	3,416	3,416
Total Assets	7,610	8,711	10,787
Current Liabilities:
Accounts payable	580	759	1,103
Deferred revenue	1,586	1,561	1,066
Accrued expenses	1,255	1,266	2,005
Notes payable to related parties	65	65	110
Total Current Liabilities	3,486	3,651	4,284
Derivative liabilities	2,794	2,244	11,824
Pension obligation	403	401	391
Other long-term liabilities		72
Total Liabilities	6,683	6,368	16,499
Shareholders' equity (deficit):
Series B Convertible Redeemable Preferred Stock, $0.01 par value; designated 750,000 shares, 389,400 shares issued, and 239,400 shares outstanding at March 31, 2013 and December 31, 2012, respectively; liquidation preference $620 and $607 at March 31, 2013 and December 31, 2012, respectively.	2	2	2
Common stock, $0.01 par value, 150,000,000 shares authorized; 77,670,511 and 76,646,553 shares issued at March 31, 2013 and December 31, 2012, respectively, and 77,663,807 and 76,639,849 shares outstanding at March 31, 2013 and December 31, 2012, respectively.	775	765	679
Additional paid in capital	121,522	120,182	101,720
Treasury stock, at cost 6,704 shares	(64)	(64)	(64)
Accumulated other comprehensive loss	(131)	(139)	(65)
Accumulated deficit	(121,177)	(118,403)	(107,984)
Total Shareholders' Equity (Deficit)	927	2,343	(5,712)
Total Liabilities and Shareholders' Equity (Deficit)	$ 7,610	$ 8,711	$ 10,787